Fair Value Measurements - Schedule of Level 3 Fair Value Measurements (Details)	Dec. 31, 2024	Dec. 31, 2023
Expected term (years) [Member]
Schedule of Level 3 Fair Value Measurements [Line Items]
Fair value measurements	2.18	3.18
Expected volatility [Member]
Schedule of Level 3 Fair Value Measurements [Line Items]
Fair value measurements	64.49	78.86
Risk-free interest rate {Member]
Schedule of Level 3 Fair Value Measurements [Line Items]
Fair value measurements	4.25	3.95
Expected dividend yield [Member]
Schedule of Level 3 Fair Value Measurements [Line Items]
Fair value measurements	0	0
Fair value of Ordinary share [Member]
Schedule of Level 3 Fair Value Measurements [Line Items]
Fair value measurements	3.1	3.01
Exercise price [Member]
Schedule of Level 3 Fair Value Measurements [Line Items]
Fair value measurements	11.5	11.5